Retirement Benefits (Reconciliation of Prior Service Credit) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Effect of curtailment		$ 1	[1]	$ (102)	$ 3
Pension Plan
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Plan termination		0		0	0
Total recognized as component of net periodic benefit credit		(130)		(62)	82
Postretirement Benefits
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Plan termination		0		0	(128)
Total recognized as component of net periodic benefit credit	$ (125)	6		9	(118)
Domestic Plan | Pension Plan
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Plan termination		0		0	0
Total recognized as component of net periodic benefit credit		(56)		65	141
Domestic Plan | Postretirement Benefits
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Plan termination		0		0	(128)
Total recognized as component of net periodic benefit credit		4		4	(124)
Domestic Plan | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) | Pension Plan
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		0		0
Amortization of net loss		0		0
Ending balance, December 31		0		0	0
Domestic Plan | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) | Postretirement Benefits
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(3)		(7)
Amortization of net loss		3		4
Ending balance, December 31		0		(3)	(7)
Foreign Plan | Pension Plan
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Total recognized as component of net periodic benefit credit		(74)		(127)	(59)
Foreign Plan | Postretirement Benefits
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Total recognized as component of net periodic benefit credit		2		5	6
Foreign Plan | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) | Pension Plan
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		43		(3)
Amortization of net loss		(2)		(1)
Effect of curtailment		(1)		0
Total recognized as component of net periodic benefit credit		(3)		(1)
Plan amendments		0		49
Exchange rate adjustments		3		(2)
Ending balance, December 31		43		43	(3)
Foreign Plan | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) | Postretirement Benefits
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		0		0
Amortization of net loss		2		0
Effect of curtailment		0		0
Total recognized as component of net periodic benefit credit		(2)		0
Plan amendments		17		0
Exchange rate adjustments		0		0
Ending balance, December 31		$ 15		$ 0	$ 0

[1]	(a) Components of net periodic pension cost are included in other net benefit credits in the Consolidated Statements of Income. Tax on prior service gains and net actuarial losses is included in income tax expense.